Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Administrative expenses	￦	116,273	123,092	179,714
Cost of sales		351,861	345,457	356,560

	￦	468,134	468,549	536,274